Material accounting policies (Details - Impact on equity) - CAD ($)	Sep. 30, 2026	Dec. 31, 2025	Jan. 02, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current warrant liability	$ 0	$ 1,832,191	$ 857,250	$ 857,250
Non-current warrant liability			0
Previously stated [member]
IfrsStatementLineItems [Line Items]
Current warrant liability			361,501
Non-current warrant liability			495,749
Adjustment [Member]
IfrsStatementLineItems [Line Items]
Current warrant liability			495,749
Non-current warrant liability			$ (495,749)